Commitments and Contingencies (Details 2)	12 Months Ended
Dec. 31, 2011
Employment agreement | Manny Villafana
Employment and indemnification agreements
Period after termination of employment over which an employee has agreed not to compete	2 years
Term of increment of extension of non-compete agreement	1 year
Maximum extension period of non-compete agreement	5 years
Monthly consideration for non-competition provision, ratio of monthly payment to annual base salary at termination	0.0833
Change in control agreement | Manny Villafana
Employment and indemnification agreements
Period after change in control considered for agreement	24 months
Number of years base salary paid as severance payment on termination of employment or if employee resigns for good reason	3 years
Period for which agreement will be automatically extended unless either party provides written notice to other not to extend the agreement	1 year
Change in control agreement | Employees | Minimum
Employment and indemnification agreements
Number of years base salary paid as severance payment on termination of employment or if employee resigns for good reason	12 months
Change in control agreement | Employees | Maximum
Employment and indemnification agreements
Number of years base salary paid as severance payment on termination of employment or if employee resigns for good reason	36 months
Indemnification Agreements
Employment and indemnification agreements
Period of written notice within which the agreement may be terminated	90 days